As filed with the U.S. Securities and Exchange Commission on November 22, 2022

Securities Act File No. 333-234497

Investment Company Act File No. 811-23487

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 6	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8	☒
(Check appropriate box or boxes)

ActiveShares ETF Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Navid J. Tofigh

One Franklin Parkway

San Mateo, California 94403-1906

(Name and Address of Agent for Service)

Copy To:

J. Stephen Feinour, Jr.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 16, 2022 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to ClearBridge Focus Value ESG ETF.

This Post-Effective Amendment No. 6 under the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 8 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of ActiveShares® ETF Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 16, 2022, the effectiveness of the Registration Statement, initially filed in Post-Effective Amendment No. 5 on September 26, 2022, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act, which would have become effective on November 25, 2022.

Part A – Prospectus, Part B – Statement of Additional Information and Part C of ClearBridge Focus Value ESG ETF are incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on September 26, 2022 (Accession No. 0001193125-22-250291).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore, State of Maryland on the 22nd day of November, 2022.

ACTIVESHARES® ETF TRUST
(Registrant)

By:	/s/ NAVID TOFIGH
Navid J. Tofigh

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

PATRICK O’CONNOR* Patrick O’Connor	President, Chief Executive Officer – Investment Management	November 22, 2022

MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	November 22, 2022

VIVEK PAI* Vivek Pai	Chief Financial Officer, Chief Accounting Officer and Treasurer	November 22, 2022

ROHIT BHAGAT* Rohit Bhagat	Trustee	November 22, 2022

JENNIFER M. JOHNSON* Jennifer M. Johnson	Trustee	November 22, 2022

ANANTHA K. PRADEEP* Anantha K. Pradeep	Trustee	November 22, 2022

DEBORAH D. MCWHINNEY* Deborah D. McWhinney	Trustee	November 22, 2022

*By:	/s/ NAVID TOFIGH
Navid J. Tofigh Attorney-in-Fact

(Pursuant to Power of Attorney previously filed herewith)